Deferred Tax Asset and Income Tax (Expense)/Benefit - Schedule of Reconciliations Between the Tax Expense and the Product of Accounting Loss (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Reconciliations Between the Tax Expense and the Product of Accounting Loss [Abstract]
Net loss before taxes	RM (1,780,930)	$ (422,771)	RM (1,881,960)
Tax at the Malaysian statutory income tax rate of 24%	(427,423)	(101,465)	(451,670)
Different tax rates in other countries	554,889	131,724	(17,072)
Deferred tax not recognized on previously unrecognized origination and reversal of temporary differences	(740,027)	(175,674)
Adjustment in respect of current income tax of prior years	73,304	17,402	250,233
Adjustment in respect of deferred tax of prior years	397,530	94,369
Non-deductible expenses	410,137	97,361	56,742
Non-taxable income	(119,742)	(28,425)	(8,371)
Tax benefit	RM 148,668	$ 35,292	RM (170,138)